Operating leases right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating leases right-of-use assets and lease liabilities
13. Operating leases right-of-use assets and lease liabilities:
The Company has entered into various non-cancellable operating lease agreements primarily for its manufacturing facilities and offices. The Company's leases have lease terms expiring between 2024 and 2038. Many leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. The average remaining lease term is approximately six years and the present value of the outstanding operating lease liability was determined applying a weighted average discount rate of 3.0% based on incremental borrowing rates applicable in each location. During the year ended December 31, 2023, the Company recognized additional right-of-use assets of $1,657 in exchange for operating lease liabilities (December 31, 2022 - $699).
The components of lease cost are as follows:

	Years ended December 31,
	2023	2022
Amortization of right-of-use assets	$3,041	$3,529
Interest	666	717
Total lease cost	$3,707	$4,246

The maturities of lease liabilities as of December 31, 2023 are as follows:

2024	$3,307
2025	2,836
2026	2,586
2027	2,512
2028	2,241
Thereafter	12,433
Total undiscounted cash flows	25,915
Less: imputed interest	3,308
Present value of operating lease liabilities	22,607
Less: current portion	3,307
Long-term operating lease liabilities	$19,300